PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expense and Other Assets
	December 31,	December 31,
	2022	2023
Deposits(i)	127	1,204
Advances to suppliers	9,971	2,872
Prepaid taxes (ii)	203,661	154,680
Prepaid service fees	7,429	9,592
Other	5,548	2,155
Less: Allowance for doubtful accounts	(4,000)	(4,546)
Total	222,736	165,957
(i)	Deposits mainly include rent deposits and deposits to third-party vendors.
(ii)	Prepaid taxes were the deductible VAT which can be deducted in the future.